Cover Page	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-35052
Entity Registrant Name	Adecoagro S.A.
Entity Incorporation, State or Country Code	N4
Entity Address, Country	LU
Entity Address, Address Line Two	Vertigo Naos Building
Entity Address, Address Line One	6, Rue Eugène Ruppert,
Entity Address, Postal Zip Code	L - 2453
Entity Address, City or Town	Luxembourg
Title of 12(b) Security	Common Shares
Trading Symbol	AGRO
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	106,005,500
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001499505
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Business Contact
Document Information [Line Items]
Entity Address, Country	LU
Entity Address, Address Line Two	Vertigo Naos Building
Entity Address, Address Line One	6, Rue Eugène Ruppert,
Entity Address, Postal Zip Code	L - 2453
Entity Address, City or Town	Luxembourg
Contact Personnel Name	Manuela Lamellari
Contact Personnel Email Address	manuela.lamellari@intertrustgroup.com
City Area Code	352
Local Phone Number	26449.494